Notes payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes payable
Schedule of Notes payable

	As at December 31,	As at December 31,
USD’000	2025	2024
Short-term loan	689	1,819
Short-term loan from shareholders	—	—
Short-term loan from other related parties	—	3,009
Total notes payable	689	4,828